Organization and Description of Business (Details Narrative)	8 Months Ended
Dec. 31, 2024 shares
Shares of common stock converted	1,000,000
Class A [Member]
Shares of common stock converted	6,535,014
Class B [Member]
Shares of common stock converted	5,964,986